THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
COMMON STOCK (76.6%)
ARGENTINA (0.6%)
Banco de Galicia y Buenos Aires SA de CV (Spon.
  ADR) (Banking).................................       25,400   $    439,737
PC Holdings S.A. (Spon. ADR) (Financial
  Services)......................................        9,421        144,259
Siderar Saic (Metals & Mining)...................      133,400        509,945
                                                                 ------------
                                                                    1,093,941
                                                                 ------------

BRAZIL (0.8%)
Ceval Alimentos SA (Food, Beverages & Tobacco)...          731              1
Companhia Siderurgica Nacional (Metals &
  Mining)........................................        5,509        155,669
Perdigao SA (Food, Beverages & Tobacco)..........   47,234,895         57,588
Santista Alimentos SA (Food, Beverages &
  Tobacco).......................................      130,387         25,290
Seara Alimentos SA (Food, Beverages & Tobacco)...          731              0
Souza Cruz SA (Food, Beverages & Tobacco)........      199,600      1,216,736
                                                                 ------------
                                                                    1,455,284
                                                                 ------------

CHILE (2.4%)
Administradora de Fondos de Pensiones Provida SA
  (Spon. ADR) (Banking)..........................       24,500        505,312
Banco Santander Chile SA (Spon. ADR) (Banking)...       39,500        585,094
Compania de Telecomunicaciones
  de Chile SA (Spon. ADR) (Telecommunication
  Services)......................................       52,283        967,235
Embotelladora Andina SA (ADR) (Food, Beverages &
  Tobacco).......................................       36,900        428,962
Empresa Nacional de Electricidad SA (Spon. ADR)
  (Utilities)....................................       60,028        690,322
Gener SA (Spon. ADR) (Electric)..................        1,600         21,900
Madeco SA (Spon. ADR) (Construction & Housing)...       47,824        430,416
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
CHILE (CONTINUED)
Sociedad Quimica y Minera de Chile SA, Class A
  (Spon. ADR) (Chemicals)........................        1,261   $     36,431
Sociedad Quimica y Minera de Chile SA, Class B
  (Spon. ADR) (Chemicals)........................       25,240        624,690
                                                                 ------------
                                                                    4,290,362
                                                                 ------------

CHINA (0.3%)
Zhenhai Refining & Chemical Co. Ltd. Series H
  (Chemicals)....................................    3,928,100        534,559
                                                                 ------------

COLOMBIA (0.1%)
Cementos Diamante SA (ADR) (Building
  Materials).....................................       84,700         71,148
Corporacion Financiera Del Valle SA (Spon. ADR)
  (144A) (Banking)...............................        9,482         22,946
                                                                 ------------
                                                                       94,094
                                                                 ------------

CROATIA (0.4%)
Pliva D.D. (GDR) (144A) (Pharmaceuticals)........       55,860        698,250
                                                                 ------------

CZECH REPUBLIC (1.0%)
Ceske Energeticke Zavody AS (Electric)...........      297,500        871,426
SPT Telecom AS (Telecommunication Services)......       48,700        907,885
                                                                 ------------
                                                                    1,779,311
                                                                 ------------

EGYPT (0.5%)
MobiNil (Telecommunication Services).............       22,800        869,191
                                                                 ------------

GREECE (1.3%)
Alpha Credit Bank SA (Banking)...................       12,850        709,364
Hellenic Telecommunication Organization SA (OTE)
  (Telecommunications)...........................       52,261      1,175,653

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
GREECE (CONTINUED)
National Bank of Greece SA (Banking).............       11,179   $    476,920
Silver & Baryte Ores Mining Co. SA (Metals &
  Mining)........................................            1             29
                                                                 ------------
                                                                    2,361,966
                                                                 ------------
HONG KONG (0.8%)
China Telecom (Hong Kong) Ltd. (Spon. ADR)
  (Telecommunication Services)...................        9,899      1,452,060
                                                                 ------------

HUNGARY (1.8%)
Matav RT (Telecommunications)....................      290,018      1,990,224
MOL Magyar Olaj-es Gazipari RT
  (Oil-Production)...............................       50,600        893,051
OTP Bank RT (Banking)............................        7,600        337,477
                                                                 ------------
                                                                    3,220,752
                                                                 ------------

INDIA (5.6%)
Apollo Hospitals Enterprise (Health Services)....      116,900        682,804
Asian Paints Ltd. (Manufacturing)................        6,517         60,621
Bajaj Auto Ltd. (Transportation).................       61,400        500,679
Hindalco Industries Ltd. (Spon. GDR) (Metals &
  Mining)+.......................................       18,500        314,500
ICICI Ltd. (Financial Services)..................      635,650      1,942,294
ITC Ltd. (Food, Beverages & Tobacco).............       58,900        769,009
Larsen & Toubro Ltd. (GDR) (Diversified
  Manufacturing).................................       91,300      1,250,810
Reliance Industries Ltd. (GDR) (Diversified
  Manufacturing).................................       99,200      2,544,480
Tata Engineering & Locomotive Co. Ltd. (Spon.
  GDR) (Automotive)..............................      194,200        582,600
United Breweries Ltd. (Food, Beverages &
  Tobacco).......................................      265,700        416,892
Wockhardt Life Sciences Ltd. (GDR)
  (Pharmaceuticals)..............................       73,500         91,875
Wockhardt Ltd. (GDR) (Pharmaceuticals)(f)........       73,500        740,766
                                                                 ------------
                                                                    9,897,330
                                                                 ------------
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------

INDONESIA (1.9%)
P.T. Indosat (ADR) (Telecommunication Services)..       39,000   $    519,187
P.T. International Nickel Indonesia (Metals &
  Mining)........................................    1,193,700      1,182,403
P.T. Unilever Indonesia (Food, Beverages &
  Tobacco).......................................      148,605      1,650,125
                                                                 ------------
                                                                    3,351,715
                                                                 ------------

ISRAEL (6.4%)
Bank Hapoalim Ltd. (Banking).....................      439,223      1,350,367
Bank Leumi Le-Israel (Banking)...................      647,800      1,409,063
Bezeq Israeli Telecommunication Corp. Ltd.
  (Telephone)....................................      337,300      1,791,580
Check Point Software Technologies Ltd. (Computer
  Software)......................................       11,600      2,006,800
Delta-Galil Industries Ltd. (Manufacturing)......       21,986        448,816
ECI Telecom Ltd. (Telecommunications-
  Equipment).....................................       21,200        589,625
Israel Chemicals Ltd. (Chemicals)................      702,500        852,085
Koor Industries Ltd. (Spon. ADR)
  (Multi-Industry)...............................       43,600        763,000
Teva Pharmaceutical Industries Ltd. (ADR)
  (Pharmaceuticals)..............................       49,400      2,173,600
                                                                 ------------
                                                                   11,384,936
                                                                 ------------

MALAYSIA (1.1%)
Gamuda Berhad (Construction & Housing)...........       84,000        111,632
Genting Berhad (Holding Companies)...............       69,000        277,816
IJM Corp. Berhad (Building Materials)............       92,000         89,095
Industrial Oxygen, Inc. Berhad (Agriculture).....      282,000        207,789
Malakoff Berhad (Agriculture)....................      102,000        263,053
Malayan Banking Berhad (Banking).................      106,000        440,737

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
MALAYSIA (CONTINUED)
Nestle Berhad (Food, Beverages & Tobacco)........       92,000   $    440,632
Telekom Malaysia Berhad (Telecommunications).....       52,000        180,632
                                                                 ------------
                                                                    2,011,386
                                                                 ------------

MEXICO (13.4%)
ALFA SA de CV (Multi - Industry).................      286,000        903,861
Cementos Pacasmayo SAA (Building Materials)......    1,225,184        440,232
Cemex SA de CV (Spon. ADR) (Building
  Materials).....................................       64,743      1,416,253
Cemex SA de CV, B Shares (Building Materials)....            2              9
Cifra SA de CV (Retail)..........................      984,400      2,274,468
Controladora Comercial Mexicana SA de CV (Food,
  Beverages & Tobacco)...........................    1,099,100      1,155,903
Empaques Ponderosa SA de CV, Series B (Forest
  Products & Paper)+.............................      875,000        488,925
Empresas ICA Sociedad Controladora SA de CV
  (Spon. ADR) (Construction & Housing)...........      155,128        358,733
Fomento Economico Mexicano SA de CV (Spon. ADR)
  (Food, Beverages & Tobacco)....................       24,600      1,014,750
Grupo Carso SA de CV, Class A (Multi-Industry)...      201,100        683,614
Grupo Financiero Banamex Accival, SA de CV, Class
  O (Financial Services).........................      416,600      1,504,690
Grupo Financiero Bancomer, SA de CV, Class O
  (Financial Services)...........................    1,561,000        709,734
Grupo Financiero Probursa SA de CV, Class B
  (Financial Services)...........................          231             24
Grupo Giagante SA de CV (Food, Beverages &
  Tobacco).......................................      443,333        682,884
Grupo Iusacell SA (ADR) (Telecommunications).....      106,882      1,703,432
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
MEXICO (CONTINUED)
Grupo Modelo SA de CV (Series C) (Food, Beverages
  & Tobacco).....................................      215,000   $    452,223
Grupo Televisa SA de CV (Spon. GDR) (Broadcasting
  & Publishing)+.................................       26,100      1,655,719
Panamerican Beverages, Inc. (ADR) (Food,
  Beverages & Tobacco)...........................       45,000        739,687
Telefonos de Mexico SA de CV, Class L (Spon. ADR)
  (Telecommunications)...........................      110,158      6,478,667
Tubos de Acero de Mexico SA (Manufacturing)......       76,640      1,123,527
                                                                 ------------
                                                                   23,787,335
                                                                 ------------

PAKISTAN (1.0%)
Hub Power Co. Ltd. (Spon. GDR) (Utilities).......       90,800      1,112,300
Pakistan Telecommunications Corp. (Spon. GDR)
  (144A) (Telecommunication Services)............       10,707        606,766
                                                                 ------------
                                                                    1,719,066
                                                                 ------------

PERU (0.4%)
Compania de Minas Buenaventura SA (Spon. ADR)
  (Metals & Mining)..............................       43,800        755,550
                                                                 ------------

PHILIPPINES (0.3%)
First Philippine Holdings Corp.
  (Multi-Industry)...............................      413,740        240,517
Manila Electric Co., Class B (Electric)..........      155,518        278,753
                                                                 ------------
                                                                      519,270
                                                                 ------------

POLAND (1.8%)
Bank Slaski SA (Banking).........................        4,630        279,611
Elektrim Spolka Akcyjna SA (Electrical
  Equipment).....................................       39,384        493,307
KGHM Polska Miedz SA (Metals & Mining)...........       55,600        365,621
Polski Koncern Naftowy SA (GDR)
  (Oil-Production)...............................       38,200        381,072

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
POLAND (CONTINUED)
Polski Koncern Naftowy SA (GDR) (144A) (Oil-
  Production)....................................       37,300   $    373,000
Telekomunikacja Polska SA (GDR) (144A)
  (Telecommunication Services)...................      176,200      1,292,674
                                                                 ------------
                                                                    3,185,285
                                                                 ------------

RUSSIA (1.4%)
Lukoil Holding (Spon. ADR) (Oil-Production)......       19,221      1,158,642
Surgutneftegaz (Spon. ADR) (Oil-Production)......       30,719        466,161
Vimpel-Communications (Spon. ADR)
  (Telecommunication Services)...................       25,600        857,600
                                                                 ------------
                                                                    2,482,403
                                                                 ------------

SLOVAKIA (0.3%)
Slovakofarma AS (Pharmaceuticals)................       12,700        503,725
                                                                 ------------

SOUTH AFRICA (10.8%)
ABSA Group Ltd. (Banking)........................       18,000         63,722
Anglo American PLC (Metals & Mining)+............       14,900        631,648
AngloGold Ltd. (Metals & Mining).................       16,517        628,569
Billiton PLC (Metals & Mining)...................      302,700      1,160,882
BOE Ltd. (Financial Services)....................    2,809,200      2,245,868
DataTec Ltd. (Computer Systems)..................       36,800        267,607
De Beers Consolidated Mines Ltd. (Centenary
  Linked Units) (Metals & Mining)................       80,700      1,654,591
Dimension Data Holdings Ltd. (Computer
  Systems).......................................      125,200        821,801
FirstRand Ltd. (Financial Services)..............      982,300      1,159,142
Gold Fields Ltd. (Metals & Mining)...............      125,800        408,231
Highveld Steel & Vanadium Corp. Ltd. (Metals &
  Mining)........................................      250,703        647,142
Iscor Ltd. (Metals & Mining).....................      492,720      1,090,169
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
SOUTH AFRICA (CONTINUED)
JD Group Ltd. (Retail)...........................      154,200   $  1,039,448
Liberty Life Association of Africa Ltd.
  (Insurance)....................................      150,311      1,407,884
Sanlam Ltd. (Financial Services).................      896,075      1,090,437
Sasol Ltd. (Oil-Production)......................      148,500        871,790
South African Breweries PLC (Food, Beverages &
  Tobacco).......................................      229,664      1,693,812
Standard Bank Investment Corp. Ltd. (Banking)....      367,696      1,355,911
Wooltru Ltd. (Metals & Mining)...................      649,772        872,177
                                                                 ------------
                                                                   19,110,831
                                                                 ------------

SOUTH KOREA (7.3%)
H&CB (GDR) (Banking).............................       74,457      1,286,245
Hansol Paper Co. Ltd. (GDS) (Forest Products &
  Paper).........................................          755          2,586
Hyundai Electronics Industries Co.
  (Electronics)..................................       50,180        795,826
Kookmin Bank (Banking)...........................       75,600        817,481
Korea Electric Power Corp. (Electric)............      117,015      3,426,887
Korea Telecom Corp. (Spon. ADR)
  (Telecommunication Services)+..................       16,209        559,210
LG Chemical Ltd. (Manufacturing).................       28,700        659,473
Pohang Iron & Steel Co. Ltd. (Metals & Mining)...       10,600        837,379
Pohang Iron & Steel Co. Ltd. (Spon. ADR) (Metals
  & Mining)......................................        7,900        165,900
Samsung Electronics (GDR) (144A)
  (Electronics)+.................................        5,210        840,113
Samsung Fire & Marine Insurance (Insurance)......       44,142        902,919
Samsung Heavy Industries (Manufacturing).........       69,000        245,596
SK Corp. (Oil-Services)..........................       40,900        772,115
SK Telecom Co. Ltd. (ADR) (Telecommunication
  Services)......................................       48,900      1,567,856
                                                                 ------------
                                                                   12,879,586
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
TAIWAN (7.5%)
Asia Cement Corp. (Building Materials)...........      832,832   $    622,846
Asia Cement Corp. (GDS) (Building Materials).....       58,960        448,096
Asustek Computer, Inc. (Computer Systems)........       65,000        719,616
Cathay Life Insurance Co. Ltd. (Insurance).......      371,000        896,589
China Steel Corp. (Metals & Mining)..............    1,273,050        902,179
China Steel Corp. (Spon. GDR) (Metals &
  Mining)........................................       41,806        593,227
Evergreen Marine Corp. (Transport & Services)....      860,720        674,623
Evergreen Marine Corp. (Spon. GDR) (Transport &
  Services)......................................        4,816         38,046
Nan Ya Plastic Corp. (Chemicals).................      554,000      1,185,056
President Enterprises Corp. (GDR) (144A) (Food,
  Beverages & Tobacco)...........................      107,511        739,138
Siliconware Precision Industries Co.
  (Semiconductors)...............................      954,000      2,165,314
Siliconware Precision Industries Co. (GDR)
  (Semiconductors)+..............................       18,346        249,047
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)...............................      114,000        733,430
Taiwan Semiconductor Manufacturing Co. Ltd.
  (144A) (Semiconductors)........................      429,694      2,764,479
Yang Ming Marine Transport (Transportation)......    1,118,860        650,404
                                                                 ------------
                                                                   13,382,090
                                                                 ------------

THAILAND (0.6%)
Advanced Info Service Public Co. Ltd.
  (Telecommunications)...........................       35,500        415,728
Dhana Siam Finance and Securities Public Co. Ltd.
  (Financial Services)(f)........................          136              0
TelecomAsia Corp. Public Co. Ltd.
  (Telecommunications)...........................      423,400        566,979
                                                                 ------------
                                                                      982,707
                                                                 ------------
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------

TURKEY (4.9%)
Aksa Akrilik Kimya Sanayii AS (Textiles).........    8,604,000   $    605,707
Arcelik AS (Appliances & Household Durables).....    7,917,000        673,997
Eregli Demir Ve Celik Fabrikalari AS (Metals &
  Mining)........................................   28,507,000      1,563,472
Ford Otomotive Sanayii AS (Automotive)+..........   10,322,000        675,955
Haci Omer Sabanci Holding AS (Holding
  Companies).....................................   42,652,800        691,316
Northern Electric Telekomunikasyon AS
  (Telecommunications-Equipment).................    4,769,000        804,190
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS
  (Manufacturing)................................    7,500,000        291,621
Turkiye Is Bankasi (Banking).....................   32,317,875      1,772,481
Yapi ve Kredi Bankasi AS (Banking)...............   51,697,677      1,650,439
                                                                 ------------
                                                                    8,729,178
                                                                 ------------

VENEZUELA (1.9%)
C.A. La Electricidad de Caracas (Electric).......    2,465,724        642,429
Compania Anonima Nacional Telefonos de Venezuela
  (ADR) (Telecommunication Services).............       65,000      1,885,000
Corimon CA (Chemicals)+..........................          675              2
International Briquettes Holding, Inc. (Metals &
  Mining)........................................       36,166         81,374
Mavesa SA (Spon. ADR) (Food, Beverages &
  Tobacco).......................................      242,230        635,854
Mercantil Servicios Financieros, Class B
  (Financial Services)...........................       83,000         52,220
                                                                 ------------
                                                                    3,296,879
                                                                 ------------
  TOTAL COMMON STOCK (COST $126,042,079).........                 135,829,042
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
PREFERRED STOCK (13.1%)
BRAZIL (7.9%)
Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar (Spon. ADR) (Food, Beverages &
  Tobacco).......................................       28,026   $    798,741
Companhia Cervejaria Brahma (Spon. ADR) (Food,
  Beverages & Tobacco)...........................      112,359      1,741,564
Companhia Paranaense de Energia-Copel
  (Utilities)....................................   18,227,000        871,388
Companhia Vale Do Rio Doce SA (Spon. ADR) (Metals
  & Mining)......................................       37,200        921,522
Copene Petroquimica do Nordeste SA (Chemicals)...    4,167,000      1,406,296
Eletropaulo Metropolitana - Electicidade de Sao
  Paulo SA (Electric)............................        3,020        174,054
Embratel Participacoes SA (ADR)
  (Telecommunication Services)...................       95,309      2,144,452
Itausa-Investimentos Itau SA (Holding
  Companies).....................................      505,000        419,784
Petroleo Brasileiro SA (Oil-Production)..........    6,341,450      1,502,338
Tele Celular Sul Participacoes SA (ADR)
  (Telecommunication Services)...................       16,056        620,163
Tele Nordeste Celular Participacoes SA (ADR)
  (Telecommunication Services)...................        1,140         59,280
Tele Norte Leste Participacoes SA (ADR)
  (Telecommunication Services)...................       99,324      1,769,209
Telemig Celular Participacoes SA (ADR)
  (Telecommunication Services)...................          626         36,621
Ultrapar Participacoes SA (Spon. ADR) (Holding
  Companies).....................................       42,000        378,000
Usinas Siderurgicas de Minas Gerais SA (Spon.
  ADR) (Metals & Mining).........................      276,700      1,151,598
                                                                 ------------
                                                                   13,995,010
                                                                 ------------
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------

COLOMBIA (0.3%)
Bancolombia SA (Spon. ADR) (Banking).............      158,500   $    515,125
                                                                 ------------

GREECE (0.0%)
Delta Dairy SA (Food, Beverages & Tobacco).......          836          9,753
                                                                 ------------

SOUTH KOREA (4.9%)
Daishin Securities Co. (Financial Services)......       54,600        213,775
Samsung Electronics (Spon. GDR) (Electronics)....      104,064      8,418,778
                                                                 ------------
                                                                    8,632,553
                                                                 ------------
  TOTAL PREFERRED STOCK (COST $18,813,380).......                  23,152,441
                                                                 ------------

                                                      UNITS
                                                   ------------
PARTNERSHIPS (2.1%)
RUSSIA (2.1%)
New Century Holdings Ltd. (Partnership III; Group
  B) (f)+........................................          800        231,200
New Century Holdings Ltd. (Partnership IV; Group
  I) (f)+........................................          900        276,300
New Century Holdings Ltd. (Partnership V; Group
  I) (f)+........................................        1,600        603,200
New Century Holdings Ltd. (Partnership X) (f)+...        2,617      2,101,451
New Century Holdings Ltd. (Partnership XIV; Group
  I) (f)+........................................        2,500        455,000
                                                                 ------------
  TOTAL PARTNERSHIPS (COST $7,240,200)...........                   3,667,151
                                                                 ------------

                                                      SHARES
                                                   ------------
PRIVATE PLACEMENTS (3.5%)
INDIA (3.5%)
Aptech Ltd. Series B Participatory Notes,
  04/16/02 (Computer Software)...................      132,600      2,821,861
Hindalco Industries Ltd. Participatory Notes,
  03/31/02 (Metals & Mining).....................       50,000        809,200

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
INDIA (CONTINUED)
Infosys Technologies Ltd. Participatory Notes,
  04/07/04 (Computer Software)...................        8,200   $  1,549,800
Mahanagar Telephone Nigam Ltd. Participatory
  Notes, 04/19/02 (Telecommunication Services)...      203,000      1,040,578
                                                                 ------------
  TOTAL PRIVATE PLACEMENTS (COST $5,595,659).....                   6,221,439
                                                                 ------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
SHORT-TERM INVESTMENTS (6.4%)
UNITED STATES (6.4%)
OTHER INVESTMENT COMPANIES (6.4%)
Hamilton Money Fund, 5.65%(y) due 05/01/00 (cost
  $11,327,014)...................................  $11,327,014     11,327,014
                                                                 ------------
TOTAL INVESTMENTS (COST
  $169,018,332) (101.7%).......................................   180,197,087
LIABILITIES IN EXCESS OF OTHER
  ASSETS(-1.7%)................................................    (2,926,567)
                                                                 ------------
NET ASSETS (100.0%)............................................  $177,270,520
                                                                 ============


------------------------------
The aggregate gross unrealized appreciation and depreciation was $38,735,442 and $27,556,687, respectively, resulting in net unrealized appreciation of $11,178,755.

+ - Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

GDS - Global Depositary Shares.

Spon. ADR - Sponsored ADR.

Spon. GDR - Sponsored GDR.

144A - Securities restricted for resale to Qualified Institutional Buyers.

(f) - Fair valued security. Approximately 2.5% of the market value of the securities have been valued at fair value. (See Note 1a and 4)

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                         TOTAL
                                                      INVESTMENTS
                                                    ----------------
Agriculture.......................................         0.3%
Appliances & Household Durables...................         0.4%
Automotive........................................         0.7%
Banking...........................................         7.8%
Broadcasting & Publishing.........................         0.9%
Building Materials................................         1.7%
Chemicals.........................................         2.6%
Computer Software.................................         3.5%
Computer Systems..................................         1.0%
Construction & Housing............................         0.5%
Diversified Manufacturing.........................         2.1%
Electric..........................................         3.0%
Electrical Equipment..............................         0.3%
Electronics.......................................         5.6%
Financial Services................................        11.4%
Food, Beverages & Tobacco.........................         8.1%
Forest Products & Paper...........................         0.3%
Health Services...................................         0.4%
Holding Companies.................................         1.0%
Insurance.........................................         1.8%
Manufacuring......................................         1.6%
Metals & Mining...................................         9.7%
Multi-Industry....................................         1.4%
Oil Production....................................         3.1%
Oil Services......................................         0.4%
Partnerships......................................         2.0%
Pharmaceuticals...................................         2.3%
Retail............................................         1.8%
Semiconductors....................................         3.3%
Telecommunication Services........................         9.5%
Telecommunications................................         6.9%
Telecommunications Equipment......................         0.8%
Telephone.........................................         1.0%
Textiles..........................................         0.3%
Transport & Services..............................         0.4%
Transportation....................................         0.6%
Utilities.........................................         1.5%
                                                         -----
                                                         100.0%
                                                         =====

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $169,018,332 )          $180,197,087
Cash                                                    106,879
Foreign Currency at Value (Cost $5,048,798 )          4,982,475
Dividend and Interest Receivable                        543,707
Receivable for Investments Sold                         290,012
Prepaid Trustees' Fees                                    6,211
Prepaid Expenses and Other Assets                         1,893
                                                   ------------
    Total Assets                                    186,128,264
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     8,579,112
Advisory Fee Payable                                    141,830
Administrative Services Fee Payable                       3,435
Fund Services Fee Payable                                   125
Accrued Expenses                                        133,242
                                                   ------------
    Total Liabilities                                 8,857,744
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $177,270,520
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Witholding Tax of
  $166,225)                                                     $ 1,509,721
Interest Income                                                     100,249
                                                                -----------
    Investment Income                                             1,609,970
EXPENSES
Advisory Fee                                       $   907,665
Custodian Fees and Expenses                            225,931
Professional Fees and Expenses                          25,725
Administrative Services Fee                             22,332
Printing Expenses                                        3,485
Fund Services Fee                                        1,507
Administration Fee                                         781
Trustees' Fees and Expenses                                661
Insurance Expense                                          226
Miscellaneous                                              913
                                                   -----------
    Total Expenses                                                1,189,226
                                                                -----------
NET INVESTMENT INCOME                                               420,744
NET REALIZED GAIN (LOSS) ON INVESTMENTS
  Investment Transactions (including foreign
    capital gains tax of $48,288)                    8,840,045
  Foreign Currency Contracts and Transactions          (83,369)
                                                   -----------
    Net Realized Gain                                             8,756,676
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments (net of foreign capital gains tax
    of $7,816)                                      13,875,639
  Foreign Currency Contracts and Translations          (68,898)
                                                   -----------
    Net Change in Unrealized Appreciation                        13,806,741
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $22,984,161
                                                                ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED    FOR THE FISCAL
                                                   APRIL 30, 2000     YEAR ENDED
                                                    (UNAUDITED)    OCTOBER 31, 1999
                                                   --------------  ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                               $    420,744     $  1,897,361
Net Realized Gain (Loss) on Investments                8,756,676      (31,028,225)
Net Change in Unrealized Appreciation of
  Investments                                         13,806,741       76,321,203
                                                    ------------     ------------
    Net Increase in Net Assets Resulting from
      Operations                                      22,984,161       47,190,339
                                                    ------------     ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         59,393,680      168,310,686
Withdrawals                                          (72,160,931)    (193,661,035)
                                                    ------------     ------------
    Net Decrease from Investors' Transactions        (12,767,251)     (25,350,349)
                                                    ------------     ------------
    Total Increase in Net Assets                      10,216,910       21,839,990
NET ASSETS
Beginning of Period                                  167,053,610      145,213,620
                                                    ------------     ------------
End of Period                                       $177,270,520     $167,053,610
                                                    ============     ============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED       FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2000  --------------------------------------
                                                    (UNAUDITED)     1999    1998    1997    1996    1995
                                                   --------------  ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                1.31%(a)    1.30%   1.30%   1.20%   1.23%   1.31%
Net Investment Income                                   0.46%(a)    1.14%   1.14%   1.10%   1.14%   1.07%
Portfolio Turnover                                        25%(b)      87%     44%     55%     31%     41%

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on November 15, 1993. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of companies in emerging markets. The Declaration of the Trust permits the Trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the Unites States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to the values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolios independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

      The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus the accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period when net assets are valued. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations.

   e) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income and/or capital gains are earned.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), a wholly owned subsidiary of J.P. Morgan & Co. Inc. ("J.P. Morgan"). Under the terms of the Agreement, the portfolio pays JPMIM at an annual rate of 1.00% of the portfolios average daily net assets. For the six months ended April 30, 2000, such fees amounted to $907,665.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets, the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 2000, the fee for these services amounted to $781.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of the aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 2000, the fee for these services amounted to $22,332.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $1,507 for the six months ended April 30, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $300.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended April 30, 2000 were as follows:

                                                     COST OF     PROCEEDS
                                                    PURCHASES   FROM SALES
                                                   -----------  -----------
                                                   $45,715,960  $58,643,423

4. RESTRICTED SECURITIES

                                                   SHARES  DATE ACQUIRED  U.S. $ COST
                                                   ------  -------------  -----------
New Century Holdings Ltd. Partnership III........     800       4/11/94   $  492,000
New Century Holdings Ltd. Partnership IV.........     900       6/16/94      900,000
New Century Holdings Ltd. Partnership V..........   1,600       11/9/94      731,000
New Century Holdings Ltd. Partnership X..........   2,617       1/21/97    2,617,000
New Century Holdings Ltd. Partnership XIV........   2,500       9/22/97    2,500,000

The securities shown above are restricted as to sale and have been valued at fair value in accordance with the procedures described in Note 1a. The value of these securities at April 30, 2000 is $3,667,151 representing 2.1% of the portfolio's net assets.

5. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

34